DEBT (Details) - 8.5% Pueblo Mortgage - USD ($)	1 Months Ended
	Sep. 30, 2016	Sep. 30, 2017	Jan. 31, 2014
Debt Disclosure [Abstract]
Repayments of Convertible Debt	$ 153,189
Debt Instrument, Face Amount			$ 170,000
Debt Instrument, Interest Rate, Effective Percentage		14.00%	8.50%
Debt Instrument, Monthly Payment			$ 1,674
Debt Instrument, Convertible, Conversion Price (in Dollars per share)			$ 5.00